Utility Plant - Jointly Owned Utility Plant (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Jointly Owned Utility Plant Interests
Asset Retirement Obligation, Liabilities Incurred		$ 0	$ 350
Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Company's Ownership Share		50.00%
Plant in Service at Cost		$ 158,516
Accumulated Depreciation		$ (12,047)
Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Company's Ownership Share		25.00%
Plant in Service at Cost		$ 234,787
Accumulated Depreciation		(28,763)
Colstrip Units 1 - 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost		83
Accumulated Depreciation		$ (21)
Frederickson 1
Jointly Owned Utility Plant Interests
Company's Ownership Share		49.85%
Plant in Service at Cost		$ 61,771
Accumulated Depreciation		$ (5,750)
Jackson Prairie [Member]
Jointly Owned Utility Plant Interests
Company's Ownership Share		33.34%
Plant in Service at Cost		$ 28,185
Accumulated Depreciation		(4,099)
Subsidiaries [Member]
Jointly Owned Utility Plant Interests
Asset Retirement Obligation, Liabilities Incurred	$ (3,696)
Subsidiaries [Member] | Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Plant in Service at Cost		293,103
Accumulated Depreciation		(146,635)
Subsidiaries [Member] | Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Plant in Service at Cost		509,619
Accumulated Depreciation		(303,594)
Subsidiaries [Member] | Colstrip Units 1 - 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost		252
Accumulated Depreciation		(189)
Subsidiaries [Member] | Frederickson 1
Jointly Owned Utility Plant Interests
Plant in Service at Cost		70,719
Accumulated Depreciation		(14,698)
Subsidiaries [Member] | Jackson Prairie [Member]
Jointly Owned Utility Plant Interests
Plant in Service at Cost		42,494
Accumulated Depreciation		$ (18,409)